Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2018
Registrant Name	dei_EntityRegistrantName	T. Rowe Price New Income Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000080249
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 08, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jul. 08, 2019
Prospectus Date	rr_ProspectusDate	Oct. 01, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A